Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of current and deferred portions of net income tax expense

	2024	2023	2022

	(Dollars in Thousands)
Current
U.S.	$105,114	$82,657	$66,670
State	5,905	6,137	5,118
Total current taxes	111,019	88,794	71,788
Deferred
U.S.	(11,430)	23,001	10,555
State	(36)	(51)	64
Total deferred taxes	(11,466)	22,950	10,619
Total income taxes	$99,553	$111,744	$82,407

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2024	2023	2022

	(Dollars in Thousands)
Computed expected tax expense	$107,134	$110,065	$80,893
Change in taxes resulting from:
Tax-exempt interest income	(3,233)	(3,663)	(2,433)
State tax, net of federal income taxes, tax credit and refunds	4,636	4,808	4,094
Other investment income	(2,626)	(2,761)	(1,391)
Net investment in low income housing investments	(2,531)	1,974	1,906
Other	(3,827)	1,321	(662)
Actual tax expense	$99,553	$111,744	$82,407

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2024	2023

	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$40,883	$32,136
Other real estate owned	1,443	1,649
Accrued expenses	539	581
Net unrealized losses on available for sale investment securities	105,339	110,584
Other	1,480	1,352
Total deferred tax assets	149,684	146,302
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(14,648)	(14,879)
Impairment charges on available-for-sale securities	(19)	(19)
Identified intangible assets and goodwill	(14,151)	(14,151)
Partnership investment pass through	(55,117)	(58,376)
Other	(4,189)	(3,321)
Total deferred tax liabilities	(88,124)	(90,746)
Net deferred tax asset	$61,560	$55,556